Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($) security
Number of Securities
Total | security	806	133
Less than 12 Months | security	781	64
12 Months or Greater | security	25	69
Fair Value
Total	$ 26,867.3	$ 2,981.5
Less than 12 Months	25,840.8	2,017.1
12 Month or Greater	1,026.5	964.4
Gross Unrealized Losses
Total	316.0	17.3
Less than 12 Months	281.6	4.9
12 Months or Greater	$ 34.4	$ 12.4
U.S. government obligations
Number of Securities
Total | security	92	9
Less than 12 Months | security	85	9
12 Months or Greater | security	7	0
Fair Value
Total	$ 14,745.8	$ 1,511.0
Less than 12 Months	13,790.8	1,511.0
12 Month or Greater	955.0	0.0
Gross Unrealized Losses
Total	190.8	3.7
Less than 12 Months	158.5	3.7
12 Months or Greater	$ 32.3	$ 0.0
State and local government obligations
Number of Securities
Total | security	127	30
Less than 12 Months | security	122	30
12 Months or Greater | security	5	0
Fair Value
Total	$ 954.2	$ 208.7
Less than 12 Months	927.3	208.7
12 Month or Greater	26.9	0.0
Gross Unrealized Losses
Total	14.0	0.7
Less than 12 Months	13.1	0.7
12 Months or Greater	$ 0.9	$ 0.0
Corporate debt securities
Number of Securities
Total | security	220	7
Less than 12 Months | security	219	7
12 Months or Greater | security	1	0
Fair Value
Total	$ 3,496.6	$ 129.4
Less than 12 Months	3,491.7	129.4
12 Month or Greater	4.9	0.0
Gross Unrealized Losses
Total	33.4	0.1
Less than 12 Months	33.3	0.1
12 Months or Greater	$ 0.1	$ 0.0
Residential mortgage-backed securities
Number of Securities
Total | security	20	21
Less than 12 Months | security	14	0
12 Months or Greater | security	6	21
Fair Value
Total	$ 138.6	$ 44.4
Less than 12 Months	135.4	0.0
12 Month or Greater	3.2	44.4
Gross Unrealized Losses
Total	0.6	0.9
Less than 12 Months	0.5	0.0
12 Months or Greater	$ 0.1	$ 0.9
Commercial mortgage-backed securities
Number of Securities
Total | security	168	43
Less than 12 Months | security	165	9
12 Months or Greater | security	3	34
Fair Value
Total	$ 4,315.4	$ 893.3
Less than 12 Months	4,295.0	93.6
12 Month or Greater	20.4	799.7
Gross Unrealized Losses
Total	64.3	10.0
Less than 12 Months	63.9	0.3
12 Months or Greater	$ 0.4	$ 9.7
Other asset-backed securities
Number of Securities
Total | security	178	22
Less than 12 Months | security	176	9
12 Months or Greater | security	2	13
Fair Value
Total	$ 3,204.7	$ 183.7
Less than 12 Months	3,200.6	74.4
12 Month or Greater	4.1	109.3
Gross Unrealized Losses
Total	12.4	0.5
Less than 12 Months	12.3	0.1
12 Months or Greater	$ 0.1	$ 0.4
Redeemable preferred stocks
Number of Securities
Total | security	1	1
Less than 12 Months | security	0	0
12 Months or Greater | security	1	1
Fair Value
Total	$ 12.0	$ 11.0
Less than 12 Months	0.0	0.0
12 Month or Greater	12.0	11.0
Gross Unrealized Losses
Total	0.5	1.4
Less than 12 Months	0.0	0.0
12 Months or Greater	$ 0.5	$ 1.4